Revenue from Contracts with Customers - Summary of Disaggregation of Revenues by Major Revenue Streams (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 17,258		$ 16,544		$ 15,846
Sale of Goods [Member]
Disaggregation of Revenue [Line Items]
Total revenue	14,605		14,050		12,979
Licensing Arrangements [Member]
Disaggregation of Revenue [Line Items]
Total revenue	678	[1]	173	[2]	681	[3]
Distribution [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,551		1,576		1,615
Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue	423	[4]	745	[5]	570	[6]
International Markets [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,162		2,463		2,351
International Markets [Member] | Sale of Goods [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,039		2,280		2,229
International Markets [Member] | Licensing Arrangements [Member]
Disaggregation of Revenue [Line Items]
Total revenue	28	[1]	24	[2]	28	[3]
International Markets [Member] | Distribution [Member]
Disaggregation of Revenue [Line Items]
Total revenue	54		39		38
International Markets [Member] | Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue	41	[4]	121	[5]	57	[6]
Other Activities [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,365		2,480		2,503
Other Activities [Member] | Sale of Goods [Member]
Disaggregation of Revenue [Line Items]
Total revenue	526		553		565
Other Activities [Member] | Licensing Arrangements [Member]
Disaggregation of Revenue [Line Items]
Total revenue	4	[1]	11	[2]	5	[3]
Other Activities [Member] | Distribution [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,496		1,536		1,577
Other Activities [Member] | Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue	339	[4]	380	[5]	357	[6]
United States [Member]
Disaggregation of Revenue [Line Items]
Total revenue	7,690		6,498		6,154
United States [Member] | Sale of Goods [Member]
Disaggregation of Revenue [Line Items]
Total revenue	7,081		6,327		5,554
United States [Member] | Licensing Arrangements [Member]
Disaggregation of Revenue [Line Items]
Total revenue	607	[1]	103	[2]	597	[3]
United States [Member] | Distribution [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0		0		0
United States [Member] | Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2	[4]	68	[5]	2	[6]
Europe [Member]
Disaggregation of Revenue [Line Items]
Total revenue	5,040		5,103		4,837
Europe [Member] | Sale of Goods [Member]
Disaggregation of Revenue [Line Items]
Total revenue	4,959		4,891		4,631
Europe [Member] | Licensing Arrangements [Member]
Disaggregation of Revenue [Line Items]
Total revenue	39	[1]	35	[2]	51	[3]
Europe [Member] | Distribution [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1		1
Europe [Member] | Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 41	[4]	$ 176	[5]	$ 155	[6]

[1]	Revenues from licensing arrangements in United States segment were mainly comprised of development milestone payments of $500 million received in the fourth quarter of 2025, in connection with the initiation of Phase 3 studies for duvakitug (anti-TL1A). See note 2.
[2]	“Other” revenues in all segments include revenues related to sales of certain product rights.
[3]	Revenues from licensing arrangements in United states segment were mainly comprised of $500 million upfront payment received in connection with the collaboration on Teva’s anti-TL1A asset. See note 2.
[4]	“Other” revenues in Europe and International Markets segments include revenues related to sales of certain product rights.
[5]	“Other” revenues in United States, Europe and International Markets segments include revenues related to sales of certain product rights.
[6]	“Other” revenues in Europe segment mainly related to the sale of certain product rights.